Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,189,000)	$ (11,651,000)	$ (15,908,546)	$ (13,237,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,000	15,000	108,228	28,516
Stock-based compensation expense	136,000	401,000	942,369	345,435
Loss on disposition of property and equipment			0	7,727
Change in fair value of common stock warrants	(1,170,000)	6,174,000	515,860	3,941,335
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes			0	4,128,863
Inducement charge for Series C warrants	0	3,050,000	3,049,375	0
Noncash expense of issuing shares to Aspire Capital			183,322	0
Change in fair value of contingent consideration	19,000	0
Non-cash interest expense relating to line of credit			0	1,529
Change in operating assets and liabilities:
Accounts receivable	(31,000)	(8,000)	(156,127)	149,605
Inventory	(102,000)	(97,000)	(441,672)	(109,336)
Other receivables			0	0
Prepaid expenses and other assets	(49,000)	(7,000)	84,630	(167,123)
Other long-term assets			(76,340)	0
Accounts payable	627,000	199,000	211,945	353,897
Accrued compensation and other current liabilities	(317,000)	115,000	1,187,626	72,806
Other long-term liabilities	72,000	0
Net cash used in operating activities	(3,984,000)	(1,809,000)	(10,299,330)	(4,484,362)
Cash flows from investing activities:
Acquisition of Neoforce assets			(1,000,000)	0
Acquisition of BDDI asset (patent)			(250,000)	0
Increase in restricted cash			(15,000)	0
Purchase of property and equipment	(19,000)	(1,000)	(55,777)	(30,683)
Net cash used in investing activities	(19,000)	(1,000)	(1,320,777)	(30,683)
Cash flows from financing activities:
Proceeds from exercise of common stock options	0	12,000	293,573	0
Proceeds from issuance of common stock to Aspire Capital			1,434,194	0
Proceeds from issuance of Series A Convertible Preferred	5,071,000	0	4,230,150	0
Repayment of credit line	0	(102,000)	(101,529)	0
Proceeds from issuance of preferred stock warrants			0	1,946
Proceeds from issuance of convertible notes payable			0	2,490,781
Proceeds from line of credit			0	100,000
Proceeds from Initial Public Offering			0	10,727,475
Initial Public Offering costs paid	0	(530,000)	(575,181)	(2,117,217)
Net cash provided by financing activities	5,000,000	3,382,000	9,157,920	11,202,985
Net increase (decrease) in cash and cash equivalents	997,000	1,572,000	(2,462,187)	6,687,940
Cash and cash equivalents, beginning of period	5,494,523	7,956,710	7,956,710	1,268,770
Cash and cash equivalents, end of period	6,492,000	9,529,000	5,494,523	7,956,710
Supplemental disclosures of noncash investing and financing information
Series A preferred convertible stock transaction costs included in Accounts Payable			71,493	0
Shares issued	1,665,000	0	112,400	0
Reduction in initial public offering costs payable	0	45,000
Fixed asset costs included in accounts payable	11,000	0
Series B Warrant transaction costs accrued and included in	0	131,000
BDDI patent purchase consideration included in accrued liabilities			200,000	0
Cashless exercise of 2010 and 2012 warrants			13	0
Contribution of Series B warrants			3,332	0
Initial Public Offering costs accrued and included in Accounts Payable			0	575,181
Beneficial conversion feature related to the warrants to purchase shares of convertible preferred stock in connection with convertible promissory notes			0	1,723,984
Issuance of warrants for the purchase of convertible preferred stock in connection with notes payable			0	966,978
Series A Warrant [Member]
Cash flows from financing activities:
Gross proceeds upon exercise of warrants	0	156,000	156,000	0
Series A Warrant [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	0	42,000	42,000	0
Series B Warrant [Member]
Cash flows from financing activities:
Series B warrant transaction costs paid	0	(175,000)
Gross proceeds upon exercise of warrants			3,720,713	0
Series B Warrant [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	0	6,748,000	6,747,765	0
Series B Warrant [Member] | Cashless Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	593,000	417,000	12,527,991	0
Private Placement Series B Warrants [Member]
Cash flows from financing activities:
Gross proceeds upon exercise of warrants	0	3,832,000
Tender Offer Series B Warrants [Member]
Cash flows from financing activities:
Gross proceeds upon exercise of warrants	0	189,000
Series A Convertible Preferred Stock [Member]
Cash flows from financing activities:
Initial Public Offering costs paid	$ (71,000)	$ 0
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			0	2,512,119
IPO [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			$ 0	$ 15,410,110